ClearBridge Variable Dividend Strategy Portfolio

Schedule of Investments (unaudited)	March 31, 2020

Security	Shares	Value
Common Stocks - 98.4%
Communication Services - 7.3%
Diversified Telecommunication Services - 2.2%
Verizon Communications Inc.	150,675	$8,095,768

Entertainment - 2.1%
Walt Disney Co.	80,520	7,778,232

Media - 3.0%
Comcast Corp., Class A Shares	322,700	11,094,426

Total Communication Services		26,968,426

Consumer Discretionary - 3.4%
Hotels, Restaurants & Leisure - 0.9%
McDonald’s Corp.	20,820	3,442,587

Specialty Retail - 2.5%
Home Depot Inc.	49,050	9,158,125

Total Consumer Discretionary		12,600,712

Consumer Staples - 11.8%
Beverages - 2.1%
Coca-Cola Co.	170,830	7,559,228

Food & Staples Retailing - 2.1%
Walmart Inc.	67,600	7,680,712

Food Products - 5.0%
Mondelez International Inc., Class A Shares	169,570	8,492,065
Nestle SA, ADR	96,120	9,899,399

Total Food Products		18,391,464

Household Products - 2.6%
Procter & Gamble Co.	87,900	9,669,000

Total Consumer Staples		43,300,404

Energy - 5.2%
Oil, Gas & Consumable Fuels - 5.2%
Enbridge Inc.	173,309	5,041,559
Exxon Mobil Corp.	35,340	1,341,860
Kinder Morgan Inc.	446,350	6,213,192
Williams Cos. Inc.	459,970	6,508,575

Total Energy		19,105,186

See Notes to Schedule of Investments.

ClearBridge Variable Dividend Strategy Portfolio 2020 Quarterly Report	1

ClearBridge Variable Dividend Strategy Portfolio

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

Security	Shares	Value
Financials - 14.8%
Banks - 6.6%
Bank of America Corp.	268,030	$5,690,277
JPMorgan Chase & Co.	86,260	7,765,988
PNC Financial Services Group Inc.	45,910	4,394,505
US Bancorp	102,240	3,522,168
Wells Fargo & Co.	96,960	2,782,752

Total Banks		24,155,690

Capital Markets - 4.4%
Apollo Global Management Inc.	170,500	5,711,750
Blackstone Group Inc., Class A Shares	229,000	10,435,530

Total Capital Markets		16,147,280

Insurance - 3.8%
American International Group Inc.	183,300	4,445,025
MetLife Inc.	158,536	4,846,445
Travelers Cos. Inc.	49,440	4,911,864

Total Insurance		14,203,334

Total Financials		54,506,304

Health Care - 11.5%
Health Care Equipment & Supplies - 1.4%
Becton Dickinson and Co.	21,770	5,002,093

Health Care Providers & Services - 1.8%
UnitedHealth Group Inc.	27,410	6,835,506

Pharmaceuticals - 8.3%
Johnson & Johnson	68,360	8,964,047
Merck & Co. Inc.	133,580	10,277,645
Pfizer Inc.	194,410	6,345,542
Zoetis Inc.	41,010	4,826,467

Total Pharmaceuticals		30,413,701

Total Health Care		42,251,300

Industrials - 10.1%
Aerospace & Defense - 4.1%
Raytheon Co.	51,398	6,740,848
United Technologies Corp.	88,470	8,345,375

Total Aerospace & Defense		15,086,223

Air Freight & Logistics - 2.2%
United Parcel Service Inc., Class B Shares	87,880	8,209,750

Commercial Services & Supplies - 2.1%
Waste Management Inc.	81,540	7,547,342

Road & Rail - 1.7%
Union Pacific Corp.	45,400	6,403,216

Total Industrials		37,246,531

See Notes to Schedule of Investments.

2	ClearBridge Variable Dividend Strategy Portfolio 2020 Quarterly Report

ClearBridge Variable Dividend Strategy Portfolio

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

Security	Shares	Value
Information Technology - 17.3%
Communications Equipment - 0.2%
Cisco Systems Inc.	22,910	$900,592

IT Services - 4.4%
Mastercard Inc., Class A Shares	36,430	8,800,031
Visa Inc., Class A Shares	45,110	7,268,123

Total IT Services		16,068,154

Semiconductors & Semiconductor Equipment - 3.3%
Broadcom Inc.	16,390	3,886,069
Intel Corp.	45,830	2,480,320
Texas Instruments Inc.	59,620	5,957,826

Total Semiconductors & Semiconductor Equipment		12,324,215

Software - 5.5%
Microsoft Corp.	129,130	20,365,092

Technology Hardware, Storage & Peripherals - 3.9%
Apple Inc.	55,729	14,171,328

Total Information Technology		63,829,381

Materials - 8.3%
Chemicals - 6.1%
Ecolab Inc.	44,310	6,904,827
Linde PLC	45,060	7,795,380
PPG Industries Inc.	90,280	7,547,408

Total Chemicals		22,247,615

Construction Materials - 1.6%
Vulcan Materials Co.	55,780	6,028,145

Containers & Packaging - 0.6%
International Paper Co.	72,360	2,252,567

Total Materials		30,528,327

Real Estate - 3.6%
Equity Real Estate Investment Trusts (REITs) - 3.6%
American Tower Corp.	44,050	9,591,887
Boston Properties Inc.	39,590	3,651,386

Total Real Estate		13,243,273

Utilities - 5.1%
Electric Utilities - 3.9%
Edison International	112,512	6,164,532
NextEra Energy Inc.	34,280	8,248,454

Total Electric Utilities		14,412,986

Multi-Utilities - 1.2%
WEC Energy Group Inc.	49,590	4,370,367

Total Utilities		18,783,353

Total Investments before Short-Term Investments (Cost - $258,184,838)		362,363,197

See Notes to Schedule of Investments.

ClearBridge Variable Dividend Strategy Portfolio 2020 Quarterly Report	3

ClearBridge Variable Dividend Strategy Portfolio

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

Security	Rate	Shares	Value
Short-Term Investments - 1.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.266%	5,273,019	$5,273,019
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.335%	1,318,255	1,318,255	(a)

Total Short-Term Investments (Cost - $6,591,274)			6,591,274

Total Investments - 100.2% (Cost - $264,776,112)			368,954,471
Liabilities in Excess of Other Assets - (0.2)%			(866,608)

Total Net Assets - 100.0%			$368,087,863

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At March 31, 2020, the total market value of investments in Affiliated Companies was $1,318,255 and the cost was $1,318,255 (Note 2).

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge Variable Dividend Strategy Portfolio 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Dividend Strategy Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$362,363,197	—	—	$362,363,197
Short-Term Investments†	6,591,274	—	—	6,591,274

Total Investments	$368,954,471	—	—	$368,954,471

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following company was considered an affiliated company for all or some portion of the period ended March 31, 2020. The following transactions were effected in shares of such company for the period ended March 31, 2020.

	Affiliate Value at December 31, 2019	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2020
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$3,232,559	$3,119,746	3,119,746	$5,034,050	5,034,050	—	$9,000	—	$1,318,255

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